Derivative Financial Instruments (Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018	Mar. 31, 2017
Credit Derivatives [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions		¥ 572	¥ 698
Collateral provided to counterparties in the normal course of business		¥ 593	658
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered (Note)	[1]		¥ 40

[1]	There was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2018.